Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000075469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	0.76%	(0.93%)	0.58%
C000075470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	1.83%	(1.14%)	0.09%
C000152123
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000016427
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000075471
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000075469
Average Annual Return [Line Items]
Average Annual Return, Percent	3.61%	(0.37%)	0.87%
Without Sales Load [Member] | C000075470
Average Annual Return [Line Items]
Average Annual Return, Percent	2.83%	(1.14%)	0.09%
Without Sales Load [Member] | C000152123
Average Annual Return [Line Items]
Average Annual Return, Percent	3.75%	(0.09%)	1.14%
Without Sales Load [Member] | C000016427
Average Annual Return [Line Items]
Average Annual Return, Percent	3.86%	(0.15%)	1.11%
Without Sales Load [Member] | C000075471
Average Annual Return [Line Items]
Average Annual Return, Percent	3.94%	(0.12%)	1.13%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
DWS Index: Bloomberg GNMA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%	(0.01%)	1.35%
DWS Index: Bloomberg GNMA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%	(0.01%)	1.35%
DWS Index: Bloomberg GNMA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%	(0.01%)	1.35%
DWS Index: Bloomberg GNMA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%	(0.01%)	1.35%
DWS Index: Bloomberg GNMA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%	(0.01%)	1.35%